SCHEDULE OF INCOME TAX RATE RECOGNIZED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%	$ (760,904)	$ (713,777)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Domestic Tax Jurisdiction [Member]	Domestic Tax Jurisdiction [Member]
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	$ 235,230	$ 180,605
Change in valuation allowance	525,674	533,172
Provision for income taxes